Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2024
Salaries and other employee expenses
Schedule of Salaries and Other Employee Expenses
The following table details salaries and other employee expenses:

	December 31,
	2024	2023	2022
Wages and salaries	23,755	20,837	18,135
Payroll taxes	3,207	2,809	2,196
Personnel benefits	18,827	19,047	12,344
Share-based payments	6,134	4,539	1,544
Total	51,923	47,232	34,219

Schedule of Restricted Stock Granted to Directors
A summary of restricted stock granted to directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2022	145,800	16.64
Granted	57,000	14.65
Vested	(97,350)	18.71
Outstanding at December 31, 2022	105,450	14.15
Granted	63,000	17.69
Vested	(53,100)	13.75
Outstanding at December 31, 2023	115,350	16.31
Granted	57,000	29.18
Vested	(68,700)	16.05
Outstanding at December 31, 2024	103,650	23.56
Expected to vest	103,650

Schedule of Restricted Stock Units Granted to Certain Executives
A summary of the restricted stock units granted through December 31, 2024, to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2022	107,529	14.99
Granted	63,056	13.03
Vested	(36,410)	15.97
Outstanding at December 31, 2022	134,175	13.80
Granted	298,951	15.36
Forfeited	(346)	14.95
Vested	(152,305)	15.57
Outstanding at December 31, 2023	280,475	14.50
Granted	338,811	21.36
Forfeited	(1,484)	14.95
Vested	(193,959)	17.73
Outstanding at December 31, 2024	423,843	18.51	2.17 years	1,564
Expected to vest	423,843	18.51	2.17 years	1,564